Debt and Other Borrowings	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Debt Disclosure [Abstract]
Debt and Other Borrowings

13. Debt and Other Borrowings

Components of Debt

The following is a summary of obligations under the Company’s Senior Secured Credit Facilities and other borrowings at December 25, 2020 and March 27, 2020:

	December 25, 2020	March 27, 2020
Senior Secured Term Loan	$25,000	$—
Unsecured Revolving Credit Facilities	—	43,000

Total Debt	25,000	43,000
Less debt payable within one year	—	43,000

Debt payable after one year	$25,000	$—

The principal maturities of debt obligations outstanding were as follows at December 25, 2020:

Remainder of 2021	$—
2022	—
2023	—
2024	—
2025	—
Thereafter	25,000

Total	$25,000

Senior Secured Credit Facilities:

On September 30, 2020, the Company entered into a term loan credit agreement with Credit Suisse AG, Cayman Islands Branch, as administrative agent and collateral agent, and the other agents, arrangers and lenders party thereto, providing for a $325,000 senior secured term loan facility due in 2027 (the “Term Loan Facility”). On September 30, 2020, the Company also entered into a revolving facility credit agreement with Mizuho Bank, Ltd., as administrative agent and collateral agent, and the other agents, arrangers and lenders party thereto, providing for a $50,000 senior secured revolving credit facility expiring in 2023 (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “Senior Secured Credit Facilities”). The Revolving Credit Facility is secured by a lien on the same collateral and on the same basis as the Term Loan Facility. Interest on the Term Loan Facility is calculated at LIBOR plus 3.75% to 4.00% based on the Company’s net leverage ratio, and LIBOR is subject to a 0.5% floor. The Company’s outstanding borrowings bore an interest rate of 4.5% at December 25, 2020. The Company has not borrowed on the Revolving Credit Facility at December 25, 2020.

In connection with entering into the Revolving Credit Facility, the Company used cash on hand to repay all prior amounts outstanding under AML’s $25,000 and $8,000 line of credit agreements and terminated all commitments thereunder.

Included in the Term Loan Facility were deferred financing costs of $9,374, which the Company has deducted from the carrying amount presented on its unaudited consolidated balance sheet and amortized into interest expense or recognized as loss on debt extinguishment. Included in the Revolving Credit Facility were deferred financing costs of $300, which the Company classified the related short-term and long-term portions within “Prepaid expenses and other current assets” and “Other assets” on its unaudited consolidated balance sheet and is amortizing those costs over the term of the facility. The unamortized portion of the deferred financing costs associated with the Revolving Credit Facility was $254 at December 25, 2020.

On November 25, 2020, the Company repaid $300,000 of the outstanding $325,000 Term Loan Facility using proceeds from the Company’s recently completed IPO. The repayment was accounted for as a debt extinguishment in accordance with provisions of ASC Topic 470-50, Debt Modifications and Extinguishments. The Company recognized a loss on debt extinguishment of $9,055, which was included within “Other (expense) income” in the unaudited consolidated statement of operations at December 25, 2020. The loss on debt extinguishment consisted of the unamortized balances of previously deferred financing costs which the Company wrote off.

Unsecured Revolving Credit Facilities:

On January 22, 2019, the Company, through its subsidiaries, entered into a revolving line of credit agreement, with a financial institution, that provided for a maximum borrowing capacity of $25,000. The revolving line of credit bore interest at LIBOR on the day of the advance plus a 0.4% spread payable upon maturity of the draws, and expired on January 22, 2021. During fiscal year 2020, the Company borrowed $25,000 under the revolving line of credit. As of March 27, 2020, the Company had a $25,000 outstanding balance under the revolving line of credit agreement with an original repayment date of June 19, 2020 at an interest rate of 1.7%. In the first quarter of fiscal 2021, repayment of the $25,000 borrowings under the revolving line of credit was extended to December 18, 2020. The revolving line of credit was secured, for a one-year period, by a non-refundable fee of $25 that was paid to the financial institution. In connection with entering into a new revolving credit facility on September 30, 2020, the Company used cash on hand to repay all amounts outstanding under the line of credit and terminated all commitments thereunder.

On March 27, 2006, the Company, through its PSL subsidiary, entered into a revolving line of credit agreement, with a financial institution, that provides for a maximum borrowing capacity of $10,000. The revolving line of credit bore interest at LIBOR on the day of the advance plus 1.0% spread payable upon maturity of the draws and was guaranteed by Sanken. Under the terms of the revolving line of credit agreement, the principal was due at various times during fiscal year 2021. During fiscal year 2020, the Company borrowed $10,000 under the revolving line of credit. As of March 27, 2020, the Company had a $10,000 outstanding balance under the revolving line of credit agreement maturing on September 16, 2020, at an interest rate of 2.5%. On March 28, 2020, in conjunction with the divestiture of PSL, the debt was deconsolidated.

On December 5, 2001, the Company, through its subsidiaries, entered into a line of credit agreement with a financial institution that provided for a maximum borrowing capacity of $8,000. On March 18, 2020, the Company borrowed $8,000 under the line of credit. As of March 27, 2020, the Company had an $8,000 outstanding balance under the line of credit agreement maturing on June 18, 2020 at an interest rate of 1.9%. In the first quarter of fiscal 2021, repayment of the $8,000 borrowings under the line of credit was extended to December 21, 2020. In connection with entering into a new revolving credit facility on September 30, 2020, the Company used cash on hand to repay all amounts outstanding under the line of credit and terminated all commitments thereunder.

On November 26, 2019, the Company, through its subsidiaries, entered into a line of credit agreement with a financial institution that provides for a maximum borrowing capacity of 60,000 Philippine pesos (approximately $1,247 at December 25, 2020) at the bank’s prevailing interest rate. The line of credit was due to expire on August 31, 2021. There were no borrowings outstanding under this line of credit as of December 25, 2020 and March 27, 2020.

On November 20, 2019, the Company, through its subsidiaries, entered into a line of credit agreement with a financial institution that provides for a maximum capacity of 75,000 Philippine pesos (approximately $1,559 at December 25, 2020) at the bank’s prevailing interest rate. The line of credit was due to expire on June 30, 2021. There were no borrowings outstanding under this line of credit as of December 25, 2020 and March 27, 2020.

Given the continued uncertainty surrounding COVID-19, during the month of March 2020, the Company executed a $43,000 drawdown of the majority of its remaining available lines-of-credit under its existing agreements, as noted above. The Company took this action as a precautionary measure to increase its cash position and help maintain financial flexibility. The proceeds from the drawdown were used for working capital, general corporate or other purposes during the COVID-19 pandemic into fiscal year 2021.

12. Bank Lines of Credit

On January 22, 2019, the Company, through its subsidiaries, entered into a line-of-credit agreement, with a financial institution, that provides for a maximum borrowing capacity of $25,000. The line-of credit bears interest at LIBOR on the day of the advance plus a 0.4% spread payable upon maturity of the draws and expires on January 22, 2021. As of March 29, 2019, there were no borrowings under the line-of-credit. During fiscal year 2020, the Company borrowed $25,000 under the line-of-credit. As of March 27, 2020, the Company had $25,000 outstanding balance under the line-of-credit agreement maturing on June 19, 2020 at an interest rate of 1.7%. The line of credit is secured, for one-year period, by a non-refundable fee of $25 that was paid to the financial institution.

On March 27, 2006, the Company, through its subsidiaries, entered into a line-of-credit agreement, with a financial institution, that provides for a maximum borrowing capacity of $10,000. The line-of-credit bears interest at LIBOR on the day of the advance plus 1.0% spread payable upon maturity of the draws and is guaranteed by Sanken. Under the terms of the line-of-credit agreement, the principal is due at various times during fiscal year 2021. As of March 29, 2019, there were no borrowings under the line-of-credit. During fiscal year 2020, the Company borrowed $10,000 under the line of credit. As of March 27, 2020, the Company had $10,000 outstanding balance under the line-of-credit agreement maturing on September 16, 2020, at an interest rate of 2.5%.

On December 5, 2001, the Company, through its subsidiaries, entered into a line-of-credit agreement with a financial institution that provides for a maximum borrowing capacity of $8,000. On March 18, 2020, the Company borrowed $8,000 under the line-of-credit. As of March 27, 2020, the Company had $8,000 outstanding balance under the line-of-credit agreement maturing on June 18, 2020 at an interest rate of 1.9%.

On November 26, 2019, the Company, through its subsidiaries, entered into a line-of-credit agreement with a financial institution that provides for a maximum borrowing capacity of 60,000 Philippine pesos (approximately $1,175) at the bank’s prevailing interest rate, which was approximately 7.3% and 4.6% at March 29, 2019 and March 27, 2020, respectively. The line-of credit expires on August 31, 2020. There were no borrowings outstanding under this line-of-credit as of March 29, 2019 or March 27, 2020.

On November 20, 2019, the Company, through its subsidiaries, entered into a line-of-credit agreement with a financial institution that provides for a maximum capacity of 75,000 Philippine pesos (approximately $1,469) at the bank’s prevailing interest rate, which was approximately 7.3% and 4.6% at March 29, 2019 and March 27, 2020, respectively. The line-of credit expires on June 30, 2020. There were no borrowings outstanding under this line-of-credit as of March 29, 2019 or March 27, 2020.

Given the continued uncertainty surrounding COVID-19, during the month of March 2020, the Company executed a $43,000 drawdown of the majority of its remaining available lines-of-credit under its existing agreements, as noted above. The Company took this action as a precautionary measure to increase its cash position and help maintain financial flexibility. The proceeds from the drawdown will be available to be used for working capital, general corporate or other purposes during the COVID-19 crisis into fiscal year 2021. All of the $43,000 of bank lines-of-credit was classified as short-term as of March 27, 2020.